Propery, Plant And Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Interest expense	$ 104,523	$ 179,787
Depreciation expenses	$ 97,442	$ 15,292